Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 29, 2020

ADGF-QTLY-0420
1.797922.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.4%
Entertainment - 0.6%
Cinemark Holdings, Inc.	208,100	$5,402
Media - 10.8%
Comcast Corp. Class A	1,264,250	51,114
Discovery Communications, Inc. Class A (a)(b)	163,400	4,199
Interpublic Group of Companies, Inc.	673,300	14,382
Liberty Media Corp. Liberty SiriusXM Series A (a)	167,800	7,496
Omnicom Group, Inc. (b)	186,800	12,942
Sinclair Broadcast Group, Inc. Class A	111,291	2,583
ViacomCBS, Inc. Class B	209,200	5,148
		97,864

TOTAL COMMUNICATION SERVICES		103,266

CONSUMER DISCRETIONARY - 6.8%
Auto Components - 1.1%
BorgWarner, Inc.	161,500	5,103
Lear Corp.	45,600	5,071
		10,174
Automobiles - 1.2%
General Motors Co.	360,700	11,001
Distributors - 1.0%
LKQ Corp. (a)	301,500	8,918
Diversified Consumer Services - 1.0%
H&R Block, Inc.	447,700	9,254
Household Durables - 0.9%
Whirlpool Corp.	66,100	8,452
Internet & Direct Marketing Retail - 0.1%
The Booking Holdings, Inc. (a)	200	339
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	94,400	6,996
Tapestry, Inc.	286,400	6,716
		13,712

TOTAL CONSUMER DISCRETIONARY		61,850

CONSUMER STAPLES - 4.6%
Household Products - 1.6%
Energizer Holdings, Inc.	123,500	5,309
Spectrum Brands Holdings, Inc.	161,985	8,729
		14,038
Tobacco - 3.0%
Altria Group, Inc.	681,673	27,519

TOTAL CONSUMER STAPLES		41,557

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Equinor ASA sponsored ADR	639,400	9,943
Exxon Mobil Corp.	732,522	37,681
Phillips 66 Co.	137,100	10,263
		57,887
FINANCIALS - 25.9%
Banks - 15.6%
Bank of America Corp.	1,186,603	33,818
JPMorgan Chase & Co.	292,393	33,950
M&T Bank Corp.	73,800	10,360
PNC Financial Services Group, Inc.	100,100	12,653
U.S. Bancorp	250,800	11,647
Wells Fargo & Co.	961,990	39,297
		141,725
Capital Markets - 1.0%
Raymond James Financial, Inc.	102,900	8,606
Consumer Finance - 0.9%
Discover Financial Services	119,100	7,811
Diversified Financial Services - 7.6%
Berkshire Hathaway, Inc. Class B (a)	335,700	69,270
Insurance - 0.8%
The Travelers Companies, Inc.	60,600	7,260

TOTAL FINANCIALS		234,672

HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	22,900	5,446
Envista Holdings Corp. (a)	169,900	4,312
		9,758
Health Care Providers & Services - 8.7%
AmerisourceBergen Corp.	110,800	9,343
Anthem, Inc.	53,100	13,651
Cigna Corp.	87,700	16,044
CVS Health Corp.	147,200	8,711
UnitedHealth Group, Inc.	121,397	30,951
		78,700
Pharmaceuticals - 3.0%
Bayer AG	116,300	8,458
Bristol-Myers Squibb Co.	321,000	18,958
		27,416

TOTAL HEALTH CARE		115,874

INDUSTRIALS - 18.0%
Aerospace & Defense - 0.4%
General Dynamics Corp.	23,700	3,785
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	123,200	11,148
Airlines - 1.4%
Delta Air Lines, Inc.	269,800	12,446
Electrical Equipment - 0.7%
AMETEK, Inc.	75,900	6,527
Industrial Conglomerates - 5.5%
General Electric Co.	4,554,900	49,557
Machinery - 5.3%
Allison Transmission Holdings, Inc.	130,143	5,284
Caterpillar, Inc.	44,500	5,529
Cummins, Inc.	67,200	10,167
Fortive Corp.	77,600	5,367
PACCAR, Inc.	166,400	11,132
Snap-On, Inc. (b)	70,600	10,219
		47,698
Professional Services - 0.9%
Nielsen Holdings PLC	430,500	7,839
Road & Rail - 1.9%
Knight-Swift Transportation Holdings, Inc. Class A (b)	544,800	17,401
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	25,700	986
HD Supply Holdings, Inc. (a)	147,305	5,601
		6,587

TOTAL INDUSTRIALS		162,988

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 2.2%
Cisco Systems, Inc.	500,500	19,985
IT Services - 1.9%
Amdocs Ltd.	110,700	7,057
Cognizant Technology Solutions Corp. Class A	166,200	10,127
		17,184
Software - 5.4%
Microsoft Corp.	163,400	26,472
Oracle Corp.	275,600	13,631
SS&C Technologies Holdings, Inc.	168,000	9,324
		49,427
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	120,624	32,974
HP, Inc.	245,600	5,106
		38,080

TOTAL INFORMATION TECHNOLOGY		124,676

MATERIALS - 0.5%
Chemicals - 0.5%
Valvoline, Inc.	235,800	4,598
TOTAL COMMON STOCKS
(Cost $900,855)		907,368

Money Market Funds - 2.5%
Fidelity Securities Lending Cash Central Fund 1.60% (c)
(Cost $22,601)	22,598,847	22,601
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $923,456)		929,969
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(23,563)
NET ASSETS - 100%		$906,406

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$29
Fidelity Securities Lending Cash Central Fund	59
Total	$88

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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